FAIR VALUE OF FINANCIAL INSTRUMENTS - Allocation of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Financial assets	$ 1,661	$ 1,994
Financial liabilities	9,293	9,564
Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	9,293	9,564
Accounts payable and other (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	467	416
Accounts payable and other (current and non-current) | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Accounts payable and other (current and non-current) | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	467	416
Non-recourse borrowings (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	4,473	3,556
Non-recourse borrowings (current and non-current) | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-recourse borrowings (current and non-current) | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	4,473	3,556
Exchangeable and class B Shares
Disclosure of financial liabilities [line items]
Financial liabilities	4,222	4,466
Exchangeable and class B Shares | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Exchangeable and class B Shares | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	4,222	4,466
Financial liabilities (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	0	995
Financial liabilities (current and non-current) | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities		0
Financial liabilities (current and non-current) | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities		995
Loans payable to Brookfield Infrastructure
Disclosure of financial liabilities [line items]
Financial liabilities	131	131
Loans payable to Brookfield Infrastructure | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Loans payable to Brookfield Infrastructure | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	131	131
Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial assets	168	30
Amortized Cost
Disclosure of financial liabilities [line items]
Financial assets	1,493	1,964
Cash and cash equivalents
Disclosure of financial liabilities [line items]
Financial assets	512	469
Cash and cash equivalents | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial assets	0	0
Cash and cash equivalents | Amortized Cost
Disclosure of financial liabilities [line items]
Financial assets	512	469
Accounts receivable and other (current and non-current)
Disclosure of financial liabilities [line items]
Financial assets	423	402
Accounts receivable and other (current and non-current) | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial assets	0	0
Accounts receivable and other (current and non-current) | Amortized Cost
Disclosure of financial liabilities [line items]
Financial assets	423	402
Financial assets (current and non-current)
Disclosure of financial liabilities [line items]
Financial assets	168	30
Financial assets (current and non-current) | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial assets	168	30
Financial assets (current and non-current) | Amortized Cost
Disclosure of financial liabilities [line items]
Financial assets	0	0
Due from Brookfield Infrastructure
Disclosure of financial liabilities [line items]
Financial assets	558	1,093
Due from Brookfield Infrastructure | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial assets	0	0
Due from Brookfield Infrastructure | Amortized Cost
Disclosure of financial liabilities [line items]
Financial assets	$ 558	$ 1,093